COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Jan. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Other than the potential challenges to the Exploration PoP anticipated to be filed by environmental and non-government organizations in opposition to exploration at CuMo, we have no knowledge of any material, active, pending or threatened proceeding against us or our subsidiaries, nor are we, or any subsidiary, involved as a plaintiff or defendant in any material proceeding or pending litigation. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition and cash flows.

Certain conditions may exist as of the date the condensed consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s condensed consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

The Company entered into a new long-term lease agreement for warehouse space in Idaho. The lease began on April 1, 2024, with an initial period of 3 years and an optional 3-year renewal at the end of the initial term. The Company may cancel the lease at any time after 13 months from the effective date of the lease by providing a 3-month notice of cancellation. The base lease payment is $3,600 through January 1, 2026, at which point base rent increases to $3,700 until January 1, 2027, at which point it increases to $3,800 until January 1, 2028, at which point it increases to $3,900. Prior to entering into this lease agreement, the Company was a party to a month-to-month lease which it had not terminated. The lessor and the Company agreed regain access to the warehouse including obtaining access to the Company’s property contained within such warehouse, the lessor agreed to the following additional payments. A single payment of $100,000 which was paid on March 5, 2024, and $6,000 per month beginning May 1, 2024, and ending on February 1, 2025.

Initially, the Company measures the right of use asset and liability associated with its office lease using the following inputs:

Remaining lease term (in years)	0.25
Discount rate	12%

The remaining term of the lease was based on the amount of time left before the Company may exercise its right to cancel the lease, which is 13 months.

The Company considered whether it was probable it would exercise and extend beyond the initial 3-year term and determined it was not probable that the Company would exercise this renewal option.

The Company records rent on straight-line basis over the terms of the underlying lease. Estimated future minimum lease payments under the lease are as follows:

Year Ending January 31,	Amount
2025	$43,200
Total remaining lease payments	43,200
Less: imputed interest	39,637
Present value of remaining lease payments	$3,563

The rent expense for the nine months ended October 31, 2025, and 2024 was $17,924 and $171,885, respectively.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Other than the potential challenges to the Exploration PoP anticipated to be filed by environmental and non-government organizations in opposition to exploration at CuMo, we have no knowledge of any material, active, pending or threatened proceeding against us or our subsidiaries, nor are we, or any subsidiary, involved as a plaintiff or defendant in any material proceeding or pending litigation. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition and cash flows.

Certain conditions may exist as of the date the condensed consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s condensed consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

The Company entered into a new long-term lease agreement for warehouse space in Idaho. The lease began on April 1, 2024, with an initial period of 3 years and an optional 3-year renewal at the end of the initial term. The Company may cancel the lease at any time after 13 months from the effective date of the lease by providing a 3-month notice of cancellation. The base lease payment is $3,600 through January 1, 2026, at which point base rent increases to $3,700 until January 1, 2027, at which point it increases to $3,800 until January 1, 2028, at which point it increases to $3,900. Prior to entering into this lease agreement, the Company was a party to a month-to-month lease which it had not terminated. The lessor and the Company agreed regain access to the warehouse including obtaining access to the Company’s property contained within such warehouse, the lessor agreed to the following additional payments. A single payment of $100,000 which was paid on March 5, 2024, and $6,000 per month beginning May 1, 2024, and ending on February 1, 2025.

Initially, the Company measures the right of use asset and liability associated with its office lease using the following inputs:

Remaining lease term (in years)	0.25
Discount rate	12%

The remaining term of the lease was based on the amount of time left before the Company may exercise its right to cancel the lease, which is 13 months.

The Company considered whether it was probable it would exercise and extend beyond the initial 3-year term and determined it was not probable that the Company would exercise this renewal option.

The Company records rent on straight-line basis over the terms of the underlying lease. Estimated future minimum lease payments under the lease are as follows:

Year Ending January 31,	Amount
2026	$43,200
Total remaining lease payments	43,200
Less: imputed interest	36,110
Present value of remaining lease payments	$7,090

The rent expense for the years ended January 31, 2025, and 2024 was $197,415 and $42,000, respectively.